Taxes (Details) - Schedule of tax payable consisted - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Tax Payable Consisted Abstract
Value-added tax payable	$ 1,828	$ 2,523
Income tax payable	185	18
Other taxes payable	194	348
Total	$ 2,207	$ 2,889